Share-based Compensation	6 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation

18. SHARE-BASED COMPENSATION

In March 2023, awards for 1,197,100 shares of BK LC Manco GmbH & Co. KG, a German limited partnership holding certain ordinary shares in MidCo, were granted to selected senior executives of Birkenstock in five separate tranches each representing 20% of the shares. The vesting period was up to four years, with 20% of the awards vesting after each year of service provided and the last 20% vesting only with an occurrence of an exit. As of the grant date, the Company deemed it more likely than not that an exit event, which is defined as an initial public offering or sale, would occur more than 12 months after the grant. Therefore, for the first 20% tranche, the occurrence of an exit event was accounted for as a market condition and was included in the grant date fair value of the awards. For the remaining tranches, the occurrence of an exit event, was accounted for as a non-market vesting condition.

The weighted average fair value of the awards granted under the management investment plan ("MIP") was €57.57, which was estimated using a Discounted Cash Flow model and then a Black-Scholes option pricing model, weighted for the assigned probability of each exit event date scenario.

As the Company closed its IPO on October 13, 2023, the entire award vested during the reporting period. For the three and six months ended March 31, 2024 and 2023, the Company recognized share-based compensation expenses related to the MIP in the following categories:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Sales and marketing expenses	(0)	368	406	368
General administrative expenses	0	2,900	3,185	2,900
Total	0	3,268	3,591	3,268

The Company paid personal income taxes of €11.4 million in December 2023 for the fully vested MIP program on behalf of employees. The Company will subsequently be reimbursed by the employees.